Fair Value Measurement (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Line Items]
Fair value of fixed-rate debt	$ 303,000,000
Purchase price allocation, Middle Fork	95,716,000	500,000
Aggregate cost of all other acquisitions	50,800,000	24,900,000
Purchase price allocation, coal mineral		$ 9,800,000
Purchase consideration of probability success factor	80.00%